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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006


                                 August 4, 2006


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      The Coventry Group
                           File Nos. 33-44964 and 811-06526
                           --------------------------------


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust") in connection with five of the Trust's series: 1st Source Monogram Income Equity Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Long/Short Fund, that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Trust does not differ from those contained in Post-Effective Amendment No. 120 which was filed on August 1, 2006. The text of Post-Effective Amendment No. 120 was filed electronically.

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364.


                                                     Sincerely,

                                                     /s/ Patrick W.D. Turley
                                                     ---------------------------
                                                     Patrick W.D. Turley